Income Taxes (Components of Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Reconciliation of Provision of Income Taxes [Line Items]
Current tax expense	¥ 99,238	¥ 102,390
Deferred tax expense (benefit)	20,095	(27,875)
Total income tax expense	¥ 119,333	¥ 74,515